Fair value measurement	12 Months Ended
Dec. 31, 2024
Fair value measurement
Fair value measurement

23.Fair value measurement

The Group has assessed that the fair values of cash and cash equivalents, trade and other receivables, trade and other payables and accrued labilities and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group’s investments in equity instruments and marketable securities are fair valued by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.

The fair value of the Group’s long-term loans and borrowings are determined using Level 2 inputs utilizing contractual cash flows, interest rate curves, swaption volatilities, and the Group's implied credit spread.

The fair value of the redeemable Class A ordinary shares was measured at their redemption amount.

23.Fair value measurement (continued)

The following table shows the carrying values, fair values and fair value hierarchy of the Group’s financial instruments as at 31 December 2024, 2023 and 2022:

		31 December 2024		31 December 2023		31 December 2022
US$ thousand	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents	1	171,897	171,897	32,372	32,372	42	42
Trade and other receivables	1	7,310	7,310	33,242	33,242	53	53
Investment in equity instruments	1	3,984	3,984	—	—	—	—
Investment in marketable securities	1	—	—	—	—	268,909	268,909
Derivative financial assets
Silver stream embedded derivative	3	—	—	3,090	3,090	—	—
Copper stream embedded derivative	3	—	—	911	911	—	—
Total financial assets		183,191	183,191	69,615	69,615	269,004	269,004

Financial liabilities
Amortized cost
Trade and other payables		51,050	51,050	87,562	87,562	927	927
Lease liability		10,233	10,233	15,806	15,806	—	—
Loans and borrowings	2	403,191	414,526	448,875	458,987	786	786
Other financial liabilities (excluding contingent consideration)		328	328	8,302	8,302	280,996	285,428
		464,802	476,137	560,545	570,657	282,709	287,141
Fair value through profit or loss
Other financial liabilities (contingent consideration)
Royalty Deed	3	47,661	47,661	43,985	43,985	—	—
Contingent copper consideration	3	94,050	94,050	84,200	84,200	—	—
Deferred consideration	2	—	—	81,129	81,129	—	—
Derivative financial liabilities
Public Warrants	1	—	—	15,113	15,113	4,335	4,335
Private Warrants	2	—	—	11,176	11,176	3,107	3,107
Mezz Warrants	3	11,066	11,066	16,906	16,906	—	—
Mezz Facility embedded derivative	2	34,713	34,713	42,635	42,635	—	—
Silver stream embedded derivative	3	16,163	16,163	—	—	—	—
Copper stream embedded derivative	3	5,182	5,182	138	138	—	—
Commodity swap liability	2	12,120	12,120	12,559	12,559	—	—
		220,955	220,955	307,841	307,841	7,442	7,442
Total financial liabilities		685,757	697,092	868,386	878,498	290,151	294,583

There have been no transfers between the different fair value hierarchy levels in any of the periods presented in the financial statements.

Investment in marketable securities

Marketable securities represented the net proceeds from the Company's IPO held prior to initial Business Combination. These funds were held in a trust account and were invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under the Investment Company Act. Upon completion of the initial Business Combination, these funds were released to the public shareholders of Class A ordinary shares who elected to redeem their Class A ordinary shares, subject to certain limitations.

23.Fair value measurement (continued)

Derivative instruments

The following table shows the fair values of the Group’s derivative financial assets and liabilities as at 31 December 2024 and 2023.

		31 December	31 December	31 December
US$ thousand	Note	2024	2023	2022

Derivative financial assets
Current
Silver stream embedded derivative	(a)	—	234	—
		—	234	—

Non-current
Silver stream embedded derivative	(a)	—	2,856	—
Copper stream embedded derivative	(b)	—	911	—
		—	3,767	—
Total derivative financial assets		—	4,001	—

Derivative financial liabilities
Current
Mezz facility embedded derivative	(d)	11,587	12,473	—
Silver stream embedded derivative	(a)	2,566	—	—
Copper stream embedded derivative	(b)	981	138	—
Commodity swap liability	(e)	7,045	4,519	—
		22,179	17,130	—

Non-current
Warrants	(c)	11,066	43,195	7,443
Mezz facility embedded derivative	(d)	23,126	30,162	—
Silver stream embedded derivative	(a)	13,597	—	—
Copper stream embedded derivative	(b)	4,201	—	—
Commodity swap liability	(e)	5,075	8,040	—
		57,065	81,397	7,443
Total derivative financial liabilities		79,244	98,527	7,443

(a)Silver stream embedded derivative

The silver stream is recognized as a financial liability at amortized cost and it contains an embedded derivative in relation to the embedded silver price within the agreement that is measured at fair value through profit or loss each reporting period. The silver stream embedded derivative is valued using a silver future curve simulation valuation model at each reporting date.

23. Fair value measurement (continued)

Derivative instruments (continued)

(a)Silver stream embedded derivative (continued)

The significant unobservable input used in the fair value measurement of the embedded derivative pertains to the anticipated silver deliveries. In isolation, a significant increase (decrease) in anticipated silver deliveries would result in a significantly lower (higher) fair value measurement.In addition to estimation of the Group's anticipated deliveries of silver over the term of the agreement, the following key inputs were used for the valuation of the embedded derivative:

	31 December	31 December	31 December
	2024	2023	2022
Silver spot price (per oz)	$28.91	$24.13	—
Own credit spread	7.99%	8.26%	—

In isolation, at 31 December 2024, a 5% increase in silver price (per oz) would result in a $4,421 thousand increase and a 5% decrease in silver price (per oz) would result in a $4,421 thousand decrease in the fair value of the silver stream embedded derivative liability (31 December 2023: a $3,631 thousand decrease and a $3,631 thousand increase in the fair value of the silver stream embedded derivative asset).

The following table presents the continuity schedule for the silver stream embedded derivative :

	Year ended 31 December
US$ thousand	2024	2023	2022

Balance as of beginning of year	3,090	—	—
Change in fair value	(19,253)	3,090	—
Balance as of end of year	(16,163)	3,090	—

(b)Copper stream embedded derivative

The copper stream is recognized as a financial liability at amortized cost and it contains a single compound embedded derivative in relation to the embedded copper price within the agreement and the buy-down option (Note 18). The compound embedded derivative is measured at fair value through profit or loss each reporting period. The copper stream embedded derivative is valued using a copper future curve simulation valuation model at each reporting date.

The significant unobservable input used in the fair value measurement of the embedded derivative pertains to the anticipated copper deliveries. In isolation, a significant increase (decrease) in anticipated copper deliveries would result in a significantly lower (higher) fair value measurement. In addition to estimation of the Group’s anticipated deliveries of copper over the term of the agreement, the following key inputs were used for the valuation of the compound embedded derivative:

	31 December	31 December	31 December
	2024	2023	2022
Copper spot price (per ton)	$8,653	$8,556	—
Copper price volatility	23.55%	22.87%	—
Own credit spread	8.67%	8.94%	—

In isolation, at 31 December 2024, a 5% increase in copper price (per tonne) would result in a $4,488 thousand increase and a 5% decrease in copper price (per tonne) would result in a $4,525 thousand decrease in the fair value of the copper stream embedded derivative liability (31 December 2023: a $4,053 thousand decrease and a $4,083 thousand increase in the fair value of the net copper stream embedded derivative asset).

23. Fair value measurement (continued)

Derivative instruments (continued)

(b)Copper stream embedded derivative (continued)

The following table presents the continuity schedule for the copper stream embedded derivative:

	Year ended 31 December
US$ thousand	2024	2023	2022

Balance as of beginning of year	773	—	—
Initial recognition	—	4,430	—
Change in fair value	(5,955)	(3,657)	—
Balance as of end of year	(5,182)	773	—

(c)Warrants

		Private
		Placement
US$ thousand	Public Warrants	Warrants	Mezz Warrants

For the year ended 31 December 2024
Balance as of beginning of year	15,113	11,176	16,906
Change in fair value	22,655	16,754	(5,840)
Redemption of warrants	(37,768)	(27,930)	—
Balance as of end of year	—	—	11,066

For the year ended 31 December 2023
Balance as of beginning of year	4,335	3,108	—
Promissory note conversion warrants	—	103	—
Issuance of warrants	—	—	13,665
Change in fair value	10,778	7,965	3,241
Balance as of end of year	15,113	11,176	16,906
For the year ended 31 December 2022
Balance as of beginning of year	5,174	3,266	—
Issuance of warrants	—	480	—
Change in fair value	(839)	(638)	—
Balance as of end of year	4,335	3,108	—

The Company’s Public Warrants, Private Placement Warrants and Mezz Warrants did not meet the “fixed for fixed” criteria under IAS 32 Financial Instruments: Presentation (“IAS 32”) and were classified and accounted for as derivative liabilities at fair value through profit or loss.

During the year, the Company redeemed all of the Public Warrants and Private Placement Warrants for a redemption price of US$0.10 per warrant and issued ordinary shares of the Company having par value of US$0.0001 per share (refer to Note 25). As of 31 December 2023, 8,838,260 Public Warrants and 6,535,304 Private Placement Warrants were outstanding (2022: 8,838,260 Public Warrants and 6,335,304 Private Placement Warrants).

During the year ended 31 December 2023, the Company had issued 3,187,500 Mezz Warrants to Sprott Private Resource Lending II (Collector-2), LP in accordance with the terms of the Mezz Facility (Note 18). As of 31 December 2024 and 2023, there were 3,187,500 Mezz Warrants outstanding (2022: nil).

23. Fair value measurement (continued)

Derivative instruments (continued)

(c)Warrants (continued)

The fair value of the Mezz Warrants is determined using a Monte Carlo simulation model. The following assumptions were used for the valuation of the Mezz Warrants. The significant unobservable inputs in the fair value measurement are the expected life of the Mezz Warrants and the expected volatility based on comparable publicly traded companies.

	31 December	31 December	31 December
	2024	2023	2022
Risk-free rate	4.02%	4.39%	—
Warrant expected life	3.5 years	4.5 years	—
Expected volatility	49.23%	53.35%	—
Expected dividend yield	0%	0%	—
Share price	$10.62	$12.36	—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the assumption used for the expected volatility is accompanied by a directionally opposite change in the assumption used for the expected life of the Mezz Warrants.

(d)Mezz Facility embedded derivative

The Mezz Facility is recognized as a financial liability at amortized cost and it contains a single compound embedded derivative in relation to the prepayment option and the interest rate margin referenced to the LME Cash Settlement Price that is measured at fair value through profit or loss at each reporting period. The fair value of the compound embedded derivative was determined using a Monte-Carlo simulation model in relation to the future copper price and incorporation of the Longstaff-Schwartz algorithm to value the prepayment option. The key inputs in the valuation technique include the risk-free rate, copper price volatility, copper price forward curve, and the Company’s credit spread.

The following table presents the continuity schedule for the Mezz Facility embedded derivative for each of the following years:

	Year ended 31 December
US$ thousand	2024	2023	2022

Balance as of beginning of year	42,635	—	—
Initial recognition	—	42,698	—
Interest payable	(11,822)	(8,527)	—
Change in fair value	3,900	8,464	—
Balance as of end of year	34,713	42,635	—

23. Fair value measurement (continued)

Derivative instruments (continued)

(e)Commodity swap liability

On 15 June 2023, the Company entered into commodity swap agreements with Citibank, Bank of Montreal (“BMO”) and National Bank of Canada (“NBC”) respectively. The underlying commodity of the three commodity swap agreements is Copper, and the purpose of the commodity swaps is to hedge the price risk of the scheduled Copper production. The commodity swap agreements are summarized below:

Counterparty	Citibank	BMO	NBC

Effective date	1 July 2023	1 July 2023	1 July 2023
Termination date	31 May 2026	30 May 2026	31 May 2026
Total notional quantity (MT)	12,255	12,255	12,255
Fixed price (US$)	8,204.49	8,214.35	8,112.85
Reference price	LME cash settlement price for Copper
Settlement frequency	Monthly	Monthly	Monthly

As the agreements meet the definition of a derivative, each contract is measured at fair value through profit or loss.

Contingent and deferred consideration

The following table shows the fair values of the Company’s contingent and deferred consideration as at 31 December 2024, 2023 and 2022:

		31 December	31 December	31 December
US$ thousand	Note	2024	2023	2022
Royalty deed	(a)	47,661	43,985	—
Contingent copper consideration	(b)	94,050	84,200	—
Deferred consideration	(c)	—	81,129	—
		141,711	209,314	—

(a)Royalty deed

In connection with the acquisition of CMPL, the Company entered into a Net Smelter Returns ("NSR") royalty agreement with Glencore pursuant to which CMPL has to pay to Glencore a royalty equal to 1.5% from all NSR from all marketable and metal-bearing copper material produced from the mining tenure held by CMPL at the time of the initial Business Combination (Note 26). The contingent consideration was initially recognized at fair value and is subsequently measured at fair value through profit or loss using the present value of discounted cash flows based on the expected amounts and timing of the NSR over the expected life of the CSA mine using an effective interest rate of 8%. The NSR is determined using consensus copper prices less estimated treatment and refining costs under the offtake agreement with Glencore.

The discount rate of 8% takes into consideration the risks in the cash flow forecasts and the cost of debt. A significant increase (decrease) in the discount rate, in isolation, would result in a significant lower (higher) fair value measurement.

The following table presents the continuity schedule for the royalty deed for each of the following years:

	Year ended 31 December
US$ thousand	2024	2023	2022

Balance as of beginning of year	43,985	—	—
Initial recognition	—	43,130	—
Change in fair value	10,966	855	—
Royalty accruals and payments	(7,290)	—	—
Balance as of end of year	47,661	43,985	—

23. Fair value measurement (continued)

Derivative instruments (continued)

(b)Contingent copper consideration

The consideration for the acquisition of CMPL included two contingent cash payments of $75,000 thousand each that are unsecured, fully subordinated and payable if, over the life of the mine, the average daily LME closing copper price is greater than $4.25/lb for any rolling 18-month period and $4.50/lb for any rolling 24-month period, respectively (Note 26).The contingent consideration was initially recognized at fair value and is subsequently measured at fair value through profit or loss. Given the contingent consideration is subject to the uncertainty of future LME copper prices, a Monte Carlo simulation model is used to determine the fair value. The fair value for each contingent component is the result of the average expected payoff of all simulation iterations discounted to the present value at the risk-free borrowing rate. The change in fair value is dependent on the movement in copper prices and the change in the risk-free borrowing rate.

The following key inputs were used for the valuation of the contingent copper consideration. The significant unobservable input in the fair value measurement is the reversion factor. A significant increase (decrease) in the reversion factor, in isolation, would result in a significantly higher (lower) fair value measurement.

The range of potential outcomes for contingent copper consideration cannot be estimated as this is dependent on future market prices. Contingent copper consideration has been disclosed based on the present value of the maximum payment amount possible.

	31 December	31 December	31 December
	2024	2023	2022

Long-term copper price	$4.25	$3.81	—
Copper spot price	$3.92	$3.84	—
Annual price volatility	20.70%	25.12%	—
Annual inflation rate	1.07%	1.14%	—
Risk-free rate	4.72%	4.07%	—
Reversion factor	11.55%	11.55%	—

The following table presents the continuity schedule for the contingent copper consideration for each of the following years:

	Year ended 31 December
US$ thousand	2024	2023	2022
Balance as of beginning of year	84,200	—	—
Initial recognition	—	81,000	—
Change in fair value	9,850	3,200	—
Balance as of end of year	94,050	84,200	—

(c)Deferred consideration

The consideration for the acquisition of CMPL included a deferred cash payment of $75,000 thousand measured at fair value through profit or loss based on the present value of the cash payment which occurred as part of the Company’s successful ASX listing. As a result, the deferred consideration facility was paid in full to Glencore on 16 February 2024.